Intangible assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Amortization expense	$ 32,768	$ 33,309